Stockholders' Equity (Detail 3) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	2,344,023	179,567
Remaining Contractual Life (years)	4 years 7 months 28 days	3 years 3 months 22 days
Weighted Average Exercise	$ 2.35	$ 16.37
Warrant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	648,000	50,000
Remaining Contractual Life (years)	4 years 10 months 17 days	6 years 2 months 1 day
Weighted Average Exercise	$ 2.01	$ 2.54
Warrant Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	158,416	10,870
Remaining Contractual Life (years)	4 years 10 months 13 days	4 years 3 months 7 days
Weighted Average Exercise	$ 1.87	$ 4.60
Warrant Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	1,416,668	5,762
Remaining Contractual Life (years)	4 years 6 months 22 days	4 years 3 months 7 days
Weighted Average Exercise	$ 1.79	$ 5.75
Warrant Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	50,000	2,699
Remaining Contractual Life (years)	5 years 8 months 1 day	4 years 1 month 28 days
Weighted Average Exercise	$ 2.54	$ 20.00
Warrant Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	10,870	24,750
Remaining Contractual Life (years)	3 years 9 months 7 days	3 years 10 months 2 days
Weighted Average Exercise	$ 4.60	$ 20.00
Warrant Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	5,762	23,858
Remaining Contractual Life (years)	3 years 9 months 7 days	3 years 29 days
Weighted Average Exercise	$ 5.75	$ 22.70
Warrant Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	27,449	58,628
Remaining Contractual Life (years)	3 years 4 months 2 days	6 months
Weighted Average Exercise	$ 20.00	$ 26.60
Warrant Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	23,858	3,000
Remaining Contractual Life (years)	3 years 7 months 28 days	1 year 10 months 2 days
Weighted Average Exercise	$ 22.70	$ 26.60
Warrant Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding	3,000
Remaining Contractual Life (years)	1 year 4 months 2 days
Weighted Average Exercise	$ 26.60